EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Corporate Bonds - 33.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 5.6%
Garrett Motion Holdings, 144A	7.750%	05/31/32	$ 5,000,000	$ 5,009,026
Marriott International, Inc., Series KK	4.900%	04/15/29	3,000,000	3,023,707
				8,032,733
Consumer Staples - 1.6%
Walgreens Boots Alliance, Inc.	3.200%	04/15/30	2,500,000	2,352,540

Energy - 3.4%
CNX Resources Corporation, 144A	6.000%	01/15/29	5,000,000	4,853,616

Financials - 17.2%
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,548,655
Churchill LBC, LLC, 144A (b)(c)	9.250%	01/01/31	1,200,000	1,194,728
CNG Holdings, Inc., 144A	14.500%	06/30/26	2,492,000	2,242,800
First Maryland Capital I (TSFR3M + 126.16) (a)	5.518%	01/15/27	2,000,000	1,965,244
GitSit Solutions, LLC, 144A (b)(c)	8.000%	11/15/29	3,500,000	3,507,277
Markel Group, Inc. (H15T5Y + 566.2, effective 6/01/25) (a)(e)	6.000%	12/31/99	5,000,000	4,983,304
NCP SNIP (b)(c)	13.500%	12/31/25	1,800,000	1,778,191
Ponder Farms LBC, LLC, Series 2025, 144A (b)(c)	8.500%	01/01/29	1,755,608	1,740,382
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	1,951,020
Truist Financial Corporation (TSFR3M + 93.16) (a)	5.255%	05/15/27	2,000,000	1,959,927
				24,871,528
Industrials - 2.0%
Reese Farms Development, LLC, 144A (b)(c)	8.500%	07/15/29	3,000,000	2,969,385
Technology - 3.7%
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,340,023

Total Corporate Bonds (Cost $48,927,632)				$ 48,419,825

Convertible Bonds - 45.1%	Coupon	Maturity	Par Value	Value
Communications - 8.0%
Airbnb, Inc.	0.000%	03/15/26	$ 6,000,000	$ 5,742,000

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Convertible Bonds - 45.1% (Continued)	Coupon	Maturity	Par Value	Value
Communications - 8.0% (Continued)
TripAdvisor, Inc.	0.250%	04/01/26	$ 6,000,000	$ 5,729,997
				11,471,997
Consumer Discretionary - 14.5%
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,646,000
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,402,000
Ford Motor Company	0.000%	03/15/26	5,000,000	4,927,500
Guess, Inc.	3.750%	04/15/28	5,000,000	4,642,500
Patrick Industries, Inc.	1.750%	12/01/28	4,000,000	5,270,419
				20,888,419
Consumer Staples - 3.2%
Spectrum Brands, Inc., 144A	3.375%	06/01/29	5,000,000	4,635,130

Industrials - 7.0%
Lyft, Inc.	0.625%	03/01/29	6,000,000	5,835,000
Winnebago Industries, Inc.	3.250%	01/15/30	5,000,000	4,295,000
				10,130,000
Technology - 12.4%
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	4,867,086
Bentley Systems, Inc.	0.375%	07/01/27	1,000,000	912,898
Global Payments Inc	1.500%	03/01/31	5,000,000	4,430,000
John Bean Technologies Corporation	0.250%	05/15/26	5,000,000	4,905,500
Xerox Holdings Corporation	3.750%	03/15/30	6,000,000	2,812,500
				17,927,984

Total Convertible Bonds (Cost $68,728,461)				$ 65,053,530

Bank Debt - 2.0%	Coupon	Maturity	Par Value	Value
Financials - 2.0%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (a)(b)(c) (Cost $2,880,105)	9.370%	09/19/26	$ 2,880,105	$ 2,812,103

Common Stocks - 3.7%			Shares	Value
Financials - 0.3%
Lincoln National Corporation			15,673	$ 499,499

Materials - 3.4%
Natural Resource Partners, L.P.			48,000	4,901,280

Total Common Stocks (Cost $4,456,028)				$ 5,400,779

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 14.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.23% (f) (Cost $21,508,743)	21,508,743	$ 21,508,743

Total Investments at Value - 99.2% (Cost $146,500,969)		$ 143,194,980

Other Assets in Excess of Liabilities - 0.8%		1,156,978

Net Assets - 100.0%		$ 144,351,958

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $28,103,364 as of April 30, 2025, representing 19.5% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $14,002,066 as of April 30, 2025, representing 9.7% of net assets.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2025 was $14,002,066, representing 9.7% of net assets.
(d)	When-issued security.
(e)	Security has a perpetual maturity.
(f)	The rate shown is the 7-day effective yield as of April 30, 2025.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Corporate Bonds - 73.4%	Coupon	Maturity	Par Value	Value
Communications - 4.1%
Discovery Communications, LLC	3.950%	06/15/25	$ 6,851,000	$ 6,836,416
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	3,995,914
VeriSign, Inc.	4.750%	07/15/27	6,000,000	6,000,207
				16,832,537
Consumer Discretionary - 10.6%
Garrett Motion Holdings, 144A	7.750%	05/31/32	8,000,000	8,014,442
LKQ Corporation	5.750%	06/15/28	11,000,000	11,221,704
Magna International, Inc.	5.050%	03/14/29	5,000,000	5,059,682
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,385,421
Polaris, Inc.	6.950%	03/15/29	8,000,000	8,240,250
				43,921,499
Consumer Staples - 4.2%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,317,186
Kroger Company (The)	2.650%	10/15/26	5,098,000	4,967,858
Walgreens Boots Alliance, Inc.	3.450%	06/01/26	4,000,000	3,909,587
				17,194,631
Financials - 24.7%
Bank of America Corporation (a)	4.375%	12/31/99	5,500,000	5,269,425
Bank OZK (TSFR3M + 209, effective 10/1/26) (b)	2.750%	10/01/31	12,250,000	10,525,673
Charles Schwab Corporation (The) (a)	5.375%	12/31/99	5,000,000	4,984,289
Churchill LBC, LLC, 144A (c)(d)	9.250%	01/01/31	5,000,000	4,978,035
CNG Holdings, Inc., 144A	14.500%	06/30/26	3,969,000	3,572,100
First Maryland Capital I (TSFR3M + 126.16) (b)	5.518%	01/15/27	5,000,000	4,913,109
FNP Corporation (SOFR + 193, effective 12/11/29) (b)	5.722%	12/11/30	8,000,000	7,966,884
Loews Corporation	3.750%	04/01/26	6,000,000	5,962,225
Markel Group, Inc. (H15T5Y + 566.2, effective 6/1/25) (a)(b)	6.000%	12/31/99	12,000,000	11,959,930
Morgan Stanley, Series I (SOFR + 166.9, effective 7/17/25) (b)	4.679%	07/17/26	8,000,000	7,993,696
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,607,093
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,655,636
Ponder Farms LBC, LLC, Series 2025, 144A (c)(d)	8.500%	01/01/29	4,131,913	4,096,077
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 6/30/26) (b)	3.125%	06/30/31	5,800,000	5,143,599
Truist Financial Corporation (TSFR3M + 93.16) (b)	5.255%	05/15/27	5,788,000	5,672,029

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 73.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 24.7% (Continued)
Zions Bancorporation	3.250%	10/29/29	$ 5,000,000	$ 4,455,261
				101,755,061
Health Care - 5.1%
Cencora, Inc.	4.625%	12/15/27	5,500,000	5,537,208
Edwards Lifesciences Corporation	4.300%	06/15/28	5,000,000	4,958,898
Humana, Inc.	3.950%	03/15/27	4,500,000	4,450,482
McKesson Corporation	0.900%	12/03/25	6,065,000	5,944,525
				20,891,113
Industrials - 14.7%
HEICO Corporation	5.250%	08/01/28	10,900,000	11,124,691
Jacobs Energy Group, Inc.	6.350%	08/18/28	9,000,000	9,392,397
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,280,842
Raytheon Technology Corporation	3.950%	08/16/25	5,000,000	4,987,618
Reese Farms Development, LLC, 144A (c)(d)	8.500%	07/15/29	5,000,000	4,948,975
Textron, Inc.	3.900%	09/17/29	7,000,000	6,709,424
Timken Company (The)	4.500%	12/15/28	12,433,000	12,355,003
				60,798,950
Materials - 3.8%
Ball Corporation	6.000%	06/15/29	7,000,000	7,125,461
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,603,381
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,912,130
				15,640,972
Technology - 6.2%
Arrow Electronics, Inc.	5.150%	08/21/29	5,000,000	5,034,721
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	5,022,695
Hewlett Packard Enterprise Company	4.900%	10/15/25	5,231,000	5,233,772
Keysight Technologies, Inc.	4.600%	04/06/27	3,614,000	3,618,386
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,340,023
Western Digital Corporation	4.750%	02/15/26	1,488,000	1,478,264
				25,727,861

Total Corporate Bonds (Cost $303,017,484)				$ 302,762,624

U.S. Treasury Obligations - 14.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	4.500%	05/15/27	$ 12,000,000	$ 12,200,625
U.S. Treasury Notes	4.250%	01/15/28	10,500,000	10,668,164
U.S. Treasury Notes	4.250%	02/15/28	10,000,000	10,166,406
U.S. Treasury Notes	4.625%	04/30/29	12,000,000	12,409,687
U.S. Treasury Notes	4.375%	12/31/29	12,500,000	12,838,379
Total U.S. Treasury Obligations (Cost $56,918,332)				$ 58,283,261

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 1.7%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (b)(c)(d) (Cost $7,200,263)	9.370%	09/19/26	$ 7,200,263	$ 7,030,257

Common Stocks - 1.7%			Shares	Value
Materials - 1.7%
Natural Resource Partners, L.P. (Cost $6,196,936)			69,000	$ 7,045,590

Money Market Funds - 7.9%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.23% (e) (Cost $32,730,035)			32,730,035	$ 32,730,035

Total Investments at Value - 98.9% (Cost $406,063,050)				$ 407,851,767

Other Assets in Excess of Liabilities - 1.1%				4,572,593

Net Assets - 100.0%				$ 412,424,360

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $50,641,163 as of April 30, 2025, representing 12.3% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
SOFR -	Secured Overnight Financing Rate.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Security has a perpetual maturity.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $26,708,980 as of April 30, 2025, representing 6.5% of net assets.
(d)	Illiquid security. The total fair value of these securities as of April 30, 2025 was $26,708,980, representing 6.5% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2025.